As filed with the Securities and Exchange Commission on February 27, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.9%
1,789,791	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	1,811,175
4,975,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	5,172,180
4,987,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,004,567
4,146,860	SoFi Professional Loan Program, Series 2013-1-R	3.61%	^¥@Þ	12/26/2029	768,575

Total Asset Backed Obligations (Cost $14,312,080)					12,756,497

Collateralized Loan Obligations - 14.5%
1,000,000	ALM Ltd., Series 2015-12A-C1R (3 Month LIBOR USD + 3.20%)	4.56%	^	04/16/2027	1,006,798
1,500,000	Apidos Ltd., Series 2014-18A-D (3 Month LIBOR USD + 5.20%)	6.56%	^	07/22/2026	1,504,159
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	^@	04/17/2026	528,426
1,000,000	Atrium Corporation, Series 2013-9A-DR (3 Month LIBOR USD + 3.60%)	5.07%	^	05/28/2030	1,017,874
500,000	Babson Ltd., Series 2014-3A-D2 (1 Month LIBOR USD + 4.40%)	5.76%	^	01/15/2026	501,734
750,000	Babson Ltd., Series 2014-3A-E2 (3 Month LIBOR USD + 6.50%)	7.86%	^	01/15/2026	754,676
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.31%	^	10/20/2030	1,017,499
1,000,000	Babson Ltd., Series 2015-IA-E (3 Month LIBOR USD + 5.30%)	6.66%	^	04/20/2027	1,002,264
2,000,000	Babson Ltd., Series 2016-2A-E (3 Month LIBOR USD + 6.90%)	8.26%	^	07/20/2028	2,052,346
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.88%	^	07/18/2029	1,011,978
1,000,000	Barings Ltd., Series 2016-3A-C (3 Month LIBOR USD + 3.95%)	5.31%	^	01/15/2028	1,011,903
1,900,000	BlueMountain Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 7.50%)	8.86%	^	01/20/2029	1,989,755
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.26%	^	10/22/2030	1,020,890
1,000,000	Brookside Mill Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.05%)	4.40%	^	04/17/2025	984,324
1,000,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.86%	^	07/15/2030	1,016,978
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	7.51%	^	07/15/2030	997,252
1,000,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2 (3 Month LIBOR USD + 6.45%)	7.81%	^	07/15/2027	1,022,756
500,000	Cent Ltd., Series 2014-22A-C (3 Month LIBOR USD + 3.75%)	5.14%	^	11/07/2026	501,772
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%)	6.51%	^	01/15/2031	1,500,580
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	4.51%	^	07/15/2030	504,513
1,000,000	Galaxy Ltd., Series 2015-21A-E1 (3 Month LIBOR USD + 5.60%)	6.96%	^	01/20/2028	1,009,614
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	7.76%	^	10/15/2030	2,044,821
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	5.01%	^	10/22/2025	502,394
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.26%	^	10/20/2029	1,023,551
2,000,000	Jay Park Ltd., Series 2016-1A-D (3 Month LIBOR USD + 7.00%)	8.36%	^	10/20/2027	2,067,944
2,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%)	0.00%	^	01/20/2031	2,500,000
567,715	LCM LP, Series 2012-11A-INC	4.52%	^@	04/19/2022	1,794
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	0.01%	^	01/15/2028	2,500,000
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	4.49%	^	10/18/2029	1,012,711
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	5.36%	^	07/15/2029	1,024,738
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	5.06%	^	11/14/2026	503,113
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	8.01%	^	11/14/2026	1,013,849
1,000,000	Octagon Investment Partners Ltd., Series 2015-1A-DU (3 Month LIBOR USD + 4.59%)	6.03%	^	05/21/2027	953,187
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00%	#^	03/17/2030	1,869,686
1,000,000	TCI-Cent Ltd., Series 2016-1A-D (3 Month LIBOR USD + 6.75%)	8.12%	^	12/21/2029	1,012,824
2,000,000	TCI-Symphony Ltd., Series 2016-1A-D (3 Month LIBOR USD + 3.80%)	5.16%	^	10/13/2029	2,024,900
1,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	4.87%	^	07/20/2030	1,023,383
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%)	0.01%	^	01/15/2031	2,500,000
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	4.16%	^	11/20/2030	1,040,008

Total Collateralized Loan Obligations (Cost $46,248,399)					46,576,994

Non-Agency Commercial Mortgage Backed Obligations - 10.3%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	425,377
600,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	512,417
4,880,556	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.41%	#I/O	02/10/2048	371,606
528,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	402,714
864,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^Þ	10/15/2045	623,673
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^Þ	08/10/2047	785,913
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	806,482
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥Þ	08/10/2047	763,863
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥Þ	08/10/2047	–
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.49%	#	10/10/2048	551,752
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.24%	#^I/O	10/10/2048	419,426
543,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	429,348
550,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-D	2.87%	^	02/10/2048	457,022
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.65%	#^	10/10/2048	1,139,148
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.15%	#^	02/10/2049	423,851
591,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	583,782
5,000,000	Great Wolf Trust, Series 2017-WFMZ-MC (1 Month LIBOR USD + 10.47%)	12.10%	^	09/15/2019	5,112,382
543,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.33%	#^	02/10/2048	437,403
500,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.51%	#	11/10/2047	503,218
650,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	569,864
28,440,534	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	1,292,167
441,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	441,819
183,432	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	184,159
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.97%	#^I/O	08/15/2046	509,588
564,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.08%	#^	11/15/2045	554,363
557,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17-E	3.87%	#^Þ	01/15/2047	406,555
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	2,581,887
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	1,068,208
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥Þ	04/15/2047	1,932,402
5,346,431	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.13%	#I/O	01/15/2048	257,154
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	404,310
775,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	774,835
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/15/2048	518,827
5,561,456	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.95%	#^I/O	03/10/2049	415,876
569,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.81%	#	06/12/2050	571,144
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	4.89%	#^	04/15/2047	460,932
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	476,447
1,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	853,528
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	606,607
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%)	8.15%	^	11/15/2034	1,199,840
525,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	#^	07/13/2029	513,432
271,202	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	276,018
554,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.01%	#	02/15/2051	563,944
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.76%	#^	10/15/2045	380,880
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.60%	#	12/15/2048	679,899

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $34,623,213)					33,244,062

Non-Agency Residential Collateralized Mortgage Obligations - 49.3%
2,513,271	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.38%	#	03/25/2036	2,113,975
1,268,503	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,289,083
1,241,427	Banc of America Funding Corporation, Series 2006-A-4A1	3.60%	#	02/20/2036	1,200,551
13,582,140	BCAP LLC Trust, Series 2007-AB1-A5	5.00%	ß	03/25/2037	9,440,323
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	3.34%	#^Þ	06/26/2036	4,890,063
1,238,613	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	1,088,054
2,216,619	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,802,805
2,258,119	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,882,697
2,616,285	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,997,121
2,430,814	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (1 Month LIBOR USD + 6.70%)	5.15%	I/FI/O	05/25/2037	553,590
2,430,814	CHL Mortgage Pass-Through Trust, Series 2007-4-1A36 (1 Month LIBOR USD + 0.30%)	1.85%		05/25/2037	1,412,443
7,000,000	CIM Trust, Series 2016-1RR-B2	12.32%	#^	07/26/2055	6,384,315
7,000,000	CIM Trust, Series 2016-2RR-B2	9.40%	#^	02/27/2056	6,545,814
7,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	6,484,600
6,010,000	CIM Trust, Series 2017-3RR-B2	16.78%	#^	01/27/2057	6,700,838
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,849,480
637,397	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (1 Month LIBOR USD + 19.66%)	15.39%	^I/F	10/25/2035	763,873
3,763,844	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^Þ	01/25/2036	3,702,564
5,348,029	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	6.99%	#^	09/25/2035	5,496,026
2,996,890	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	2,850,336
2,335,714	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	2,154,757
1,567,509	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%)	2.65%		02/25/2036	1,314,465
331,033	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (1 Month LIBOR USD + 21.63%)	15.94%	I/F	02/25/2036	410,771
2,912,313	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	2,527,663
3,588,343	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,889,654
1,140,116	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,047,982
662,350	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	639,603
1,429,165	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	3.52%	#	11/25/2037	1,297,840
626,246	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	3.78%	#	11/25/2035	599,170
2,126,608	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.31%	#	11/25/2035	1,867,879
475,420	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	481,644
3,709,322	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.00%	#^	12/26/2036	3,568,853
3,748,668	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	3,636,570
1,633,125	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	1,665,322
2,103,409	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,709,230
695,476	Lehman XS Trust, Series 2005-2-1A2 (1 Month LIBOR USD + 0.70%)	2.25%		08/25/2035	684,873
1,047,667	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	934,094
6,500,000	Nationstar HECM Loan Trust, Series 2016-1A-M2	6.54%	#^	06/25/2026	6,529,445
4,250,000	Nationstar HECM Loan Trust, Series 2016-2A-M2	4.70%	^	05/25/2027	4,277,621
3,250,000	Nationstar HECM Loan Trust, Series 2016-3A-M2	5.68%	#^	08/25/2026	3,314,844
2,018,202	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	#^	01/26/2036	1,993,808
1,760,624	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,669,038
2,548,102	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	2,493,173
1,654,196	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	1,583,054
1,985,800	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,751,749
2,172,268	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	1,984,061
3,939,100	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	3,585,642
1,018,632	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	952,482
4,340,807	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	4,022,369
1,740,545	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%)	1.88%		04/25/2037	1,393,591
1,842,699	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,734,949
396,505	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (1 Month LIBOR USD + 55.58%)	42.65%	I/F	04/25/2037	767,162
1,894,873	Residential Asset Securitization Trust, Series 2006-A6-1A12 (1 Month LIBOR USD + 7.10%)	5.55%	I/FI/O	07/25/2036	681,780
1,873,566	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,002,645
3,959,371	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	3,581,907
2,505,478	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	1,843,867
1,180,888	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	974,924
2,037,279	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	2,030,978
1,177,874	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,128,296
1,351,203	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	1,297,933
1,305,316	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.45%	#	02/25/2036	1,190,102
6,397,673	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	6,285,870
4,613,807	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.51%	ß	10/25/2036	3,012,736
2,751,760	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	2,713,741

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $152,061,672)					158,676,688

US Government and Agency Mortgage Backed Obligations - 44.9%
397,938	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%)	6.42%	^	07/25/2023	401,957
889,697	Federal Home Loan Mortgage Corporation, Series 3211-SI (1 Month LIBOR USD + 27.67%)	21.46%	I/FI/O	09/15/2036	662,946
1,908,553	Federal Home Loan Mortgage Corporation, Series 3236-ES (1 Month LIBOR USD + 6.70%)	5.22%	I/FI/O	11/15/2036	312,721
1,178,381	Federal Home Loan Mortgage Corporation, Series 3256-S (1 Month LIBOR USD + 6.69%)	5.21%	I/FI/O	12/15/2036	208,327
952,107	Federal Home Loan Mortgage Corporation, Series 3292-SD (1 Month LIBOR USD + 6.10%)	4.62%	I/FI/O	03/15/2037	124,722
8,118,978	Federal Home Loan Mortgage Corporation, Series 3297-BI (1 Month LIBOR USD + 6.76%)	5.28%	I/FI/O	04/15/2037	1,518,232
5,442,857	Federal Home Loan Mortgage Corporation, Series 3311-BI (1 Month LIBOR USD + 6.76%)	5.28%	I/FI/O	05/15/2037	946,248
5,721,918	Federal Home Loan Mortgage Corporation, Series 3311-IA (1 Month LIBOR USD + 6.41%)	4.93%	I/FI/O	05/15/2037	985,083
1,323,429	Federal Home Loan Mortgage Corporation, Series 3314-SH (1 Month LIBOR USD + 6.40%)	4.92%	I/FI/O	11/15/2036	167,874
152,100	Federal Home Loan Mortgage Corporation, Series 3317-DS (1 Month LIBOR USD + 15.00%)	11.31%	I/F	05/15/2037	178,569
865,250	Federal Home Loan Mortgage Corporation, Series 3330-KS (1 Month LIBOR USD + 6.55%)	5.07%	I/FI/O	06/15/2037	127,803
237,010	Federal Home Loan Mortgage Corporation, Series 3339-AI (1 Month LIBOR USD + 6.55%)	5.07%	I/FI/O	07/15/2037	27,037
3,786,427	Federal Home Loan Mortgage Corporation, Series 3339-TI (1 Month LIBOR USD + 6.14%)	4.66%	I/FI/O	07/15/2037	596,523
2,837,569	Federal Home Loan Mortgage Corporation, Series 3374-SD (1 Month LIBOR USD + 6.45%)	4.97%	I/FI/O	10/15/2037	430,995
576,940	Federal Home Loan Mortgage Corporation, Series 3382-SU (1 Month LIBOR USD + 6.30%)	4.82%	I/FI/O	11/15/2037	79,959
6,528,326	Federal Home Loan Mortgage Corporation, Series 3404-SA (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	01/15/2038	1,059,281
568,265	Federal Home Loan Mortgage Corporation, Series 3423-GS (1 Month LIBOR USD + 5.65%)	4.17%	I/FI/O	03/15/2038	56,883
5,224,100	Federal Home Loan Mortgage Corporation, Series 3435-S (1 Month LIBOR USD + 5.98%)	4.50%	I/FI/O	04/15/2038	714,626
432,896	Federal Home Loan Mortgage Corporation, Series 3508-PS (1 Month LIBOR USD + 6.65%)	5.17%	I/FI/O	02/15/2039	56,897
1,636,502	Federal Home Loan Mortgage Corporation, Series 3725-CS (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	05/15/2040	209,667
3,600,597	Federal Home Loan Mortgage Corporation, Series 3728-SV (1 Month LIBOR USD + 4.45%)	2.97%	I/FI/O	09/15/2040	269,507
14,589,828	Federal Home Loan Mortgage Corporation, Series 3736-SN (1 Month LIBOR USD + 6.05%)	4.57%	I/FI/O	10/15/2040	2,534,754
5,476,285	Federal Home Loan Mortgage Corporation, Series 3753-SB (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	11/15/2040	1,004,459
6,346,709	Federal Home Loan Mortgage Corporation, Series 3780-SM (1 Month LIBOR USD + 6.50%)	5.02%	I/FI/O	12/15/2040	1,094,518
2,175,415	Federal Home Loan Mortgage Corporation, Series 3815-ST (1 Month LIBOR USD + 5.85%)	4.37%	I/FI/O	02/15/2041	299,326
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (1 Month LIBOR USD + 22.75%)	15.95%	I/F‡	08/15/2041	1,843,750
2,179,165	Federal Home Loan Mortgage Corporation, Series 3924-SJ (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	09/15/2041	323,966
8,745,923	Federal Home Loan Mortgage Corporation, Series 3960-ES (1 Month LIBOR USD + 5.95%)	4.47%	I/FI/O	11/15/2041	1,177,420
7,872,929	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	8,056,493
4,351,564	Federal Home Loan Mortgage Corporation, Series 4064-SA (1 Month LIBOR USD + 6.00%)	4.52%	I/FI/O	06/15/2042	840,318
2,735,909	Federal Home Loan Mortgage Corporation, Series 4155-GS (1 Month LIBOR USD + 5.46%)	3.83%	I/F‡	01/15/2033	2,489,229
13,487,923	Federal Home Loan Mortgage Corporation, Series 4217-CS (1 Month LIBOR USD + 5.28%)	3.51%	I/F‡	06/15/2043	11,631,991
3,353,202	Federal Home Loan Mortgage Corporation, Series 4225-BS (1 Month LIBOR USD + 11.87%)	8.24%	I/F	12/15/2040	3,574,113
5,147,585	Federal Home Loan Mortgage Corporation, Series 4291-MS (1 Month LIBOR USD + 5.90%)	4.42%	I/FI/O	01/15/2054	829,379
11,269,889	Federal Home Loan Mortgage Corporation, Series 4302-GS (1 Month LIBOR USD + 6.15%)	4.67%	I/FI/O	02/15/2044	1,884,083
276,386	Federal National Mortgage Association, Series 2005-72-WS (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	08/25/2035	33,867
2,853,488	Federal National Mortgage Association, Series 2005-90-SP (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	09/25/2035	313,091
1,123,607	Federal National Mortgage Association, Series 2006-117-SQ (1 Month LIBOR USD + 6.55%)	5.00%	I/FI/O	12/25/2036	132,774
587,140	Federal National Mortgage Association, Series 2006-119-HS (1 Month LIBOR USD + 6.65%)	5.10%	I/FI/O	12/25/2036	81,816
7,984,931	Federal National Mortgage Association, Series 2006-123-CI (1 Month LIBOR USD + 6.74%)	5.19%	I/FI/O	01/25/2037	1,477,060
3,772,096	Federal National Mortgage Association, Series 2006-60-YI (1 Month LIBOR USD + 6.57%)	5.02%	I/FI/O	07/25/2036	815,002
3,663,376	Federal National Mortgage Association, Series 2007-15-BI (1 Month LIBOR USD + 6.70%)	5.15%	I/FI/O	03/25/2037	645,426
1,307,682	Federal National Mortgage Association, Series 2007-20-S (1 Month LIBOR USD + 6.74%)	5.19%	I/FI/O	03/25/2037	183,869
727,183	Federal National Mortgage Association, Series 2007-21-SD (1 Month LIBOR USD + 6.48%)	4.93%	I/FI/O	03/25/2037	86,570
1,777,118	Federal National Mortgage Association, Series 2007-30-IE (1 Month LIBOR USD + 6.74%)	5.19%	I/FI/O	04/25/2037	371,856
4,249,443	Federal National Mortgage Association, Series 2007-32-SA (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	04/25/2037	640,805
1,921,002	Federal National Mortgage Association, Series 2007-40-SA (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	05/25/2037	259,204
393,851	Federal National Mortgage Association, Series 2007-48-SE (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	05/25/2037	40,224
883,187	Federal National Mortgage Association, Series 2007-64-LI (1 Month LIBOR USD + 6.56%)	5.01%	I/FI/O	07/25/2037	122,445
302,626	Federal National Mortgage Association, Series 2007-68-SA (1 Month LIBOR USD + 6.65%)	5.10%	I/FI/O	07/25/2037	29,571
9,753,222	Federal National Mortgage Association, Series 2007-75-PI (1 Month LIBOR USD + 6.54%)	4.99%	I/FI/O	08/25/2037	1,786,691
5,180,640	Federal National Mortgage Association, Series 2008-33-SA (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	04/25/2038	722,211
4,286,540	Federal National Mortgage Association, Series 2008-42-SC (1 Month LIBOR USD + 5.90%)	4.35%	I/FI/O	05/25/2038	637,824
936,572	Federal National Mortgage Association, Series 2008-5-GS (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	02/25/2038	153,224
2,814,448	Federal National Mortgage Association, Series 2008-62-SD (1 Month LIBOR USD + 6.05%)	4.50%	I/FI/O	07/25/2038	441,796
1,914,127	Federal National Mortgage Association, Series 2008-68-SB (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	08/25/2038	301,231
657,560	Federal National Mortgage Association, Series 2009-111-SE (1 Month LIBOR USD + 6.25%)	4.70%	I/FI/O	01/25/2040	66,754
2,013,181	Federal National Mortgage Association, Series 2009-12-CI (1 Month LIBOR USD + 6.60%)	5.05%	I/FI/O	03/25/2036	342,922
484,916	Federal National Mortgage Association, Series 2009-47-SA (1 Month LIBOR USD + 6.10%)	4.55%	I/FI/O	07/25/2039	51,502
487,942	Federal National Mortgage Association, Series 2009-48-WS (1 Month LIBOR USD + 5.95%)	4.40%	I/FI/O	07/25/2039	55,758
229,428	Federal National Mortgage Association, Series 2009-67-SA (1 Month LIBOR USD + 5.15%)	3.60%	I/FI/O	07/25/2037	19,746
849,902	Federal National Mortgage Association, Series 2009-87-SA (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	11/25/2049	94,944
1,651,425	Federal National Mortgage Association, Series 2009-91-SD (1 Month LIBOR USD + 6.15%)	4.60%	I/FI/O	11/25/2039	228,494
332,945	Federal National Mortgage Association, Series 2010-109-BS (1 Month LIBOR USD + 55.00%)	40.03%	I/F	10/25/2040	1,223,167
580,440	Federal National Mortgage Association, Series 2010-115-SD (1 Month LIBOR USD + 6.60%)	5.05%	I/FI/O	11/25/2039	70,804
975,509	Federal National Mortgage Association, Series 2010-11-SC (1 Month LIBOR USD + 4.80%)	3.25%	I/FI/O	02/25/2040	74,324
3,403,353	Federal National Mortgage Association, Series 2010-134-SE (1 Month LIBOR USD + 6.65%)	5.10%	I/FI/O	12/25/2025	361,145
9,693,605	Federal National Mortgage Association, Series 2010-142-SC (1 Month LIBOR USD + 6.60%)	5.05%	I/FI/O	12/25/2040	1,935,521
3,691,502	Federal National Mortgage Association, Series 2010-150-MS (1 Month LIBOR USD + 6.53%)	4.98%	I/FI/O	01/25/2041	644,531
1,647,275	Federal National Mortgage Association, Series 2010-15-SL (1 Month LIBOR USD + 4.95%)	3.40%	I/FI/O	03/25/2040	188,107
385,624	Federal National Mortgage Association, Series 2010-19-SA (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	03/25/2050	40,316
1,504,423	Federal National Mortgage Association, Series 2010-31-SB (1 Month LIBOR USD + 5.00%)	3.45%	I/FI/O	04/25/2040	176,434
2,414,637	Federal National Mortgage Association, Series 2010-39-SL (1 Month LIBOR USD + 5.67%)	4.12%	I/FI/O	05/25/2040	304,731
602,867	Federal National Mortgage Association, Series 2010-8-US (1 Month LIBOR USD + 4.80%)	3.25%	I/FI/O	02/25/2040	53,031
704,856	Federal National Mortgage Association, Series 2010-9-GS (1 Month LIBOR USD + 4.75%)	3.20%	I/FI/O	02/25/2040	56,858
2,141,886	Federal National Mortgage Association, Series 2011-114-S (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	09/25/2039	296,992
2,478,313	Federal National Mortgage Association, Series 2011-146-US (1 Month LIBOR USD + 7.00%)	4.83%	I/F‡	01/25/2042	2,255,744
157,371	Federal National Mortgage Association, Series 2011-40-SA (1 Month LIBOR USD + 10.00%)	6.12%	I/F	09/25/2040	170,485
3,324,233	Federal National Mortgage Association, Series 2011-55-BZ	3.50%	‡	06/25/2041	3,374,079
1,965,692	Federal National Mortgage Association, Series 2011-58-SA (1 Month LIBOR USD + 6.55%)	5.00%	I/FI/O	07/25/2041	351,293
1,310,945	Federal National Mortgage Association, Series 2011-5-PS (1 Month LIBOR USD + 6.40%)	4.85%	I/FI/O	11/25/2040	113,758
5,049,250	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	5,291,564
698,006	Federal National Mortgage Association, Series 2012-29-SG (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	04/25/2042	81,112
7,354,877	Federal National Mortgage Association, Series 2012-56-SN (1 Month LIBOR USD + 6.05%)	4.50%	I/FI/O	06/25/2042	1,004,882
7,284,449	Federal National Mortgage Association, Series 2012-76-SC (1 Month LIBOR USD + 6.00%)	4.45%	I/FI/O	07/25/2042	1,145,101
475,193	Federal National Mortgage Association, Series 2012-82-SC (1 Month LIBOR USD + 7.53%)	5.14%	I/F‡	08/25/2042	469,282
6,666,782	Federal National Mortgage Association, Series 2013-17-MS (1 Month LIBOR USD + 5.40%)	3.77%	I/F‡	03/25/2043	5,579,085
4,134,825	Federal National Mortgage Association, Series 2013-18-BS (1 Month LIBOR USD + 5.40%)	3.54%	I/F‡	03/25/2043	3,621,821
2,668,267	Federal National Mortgage Association, Series 2013-41-SC (1 Month LIBOR USD + 6.00%)	3.67%	I/F‡	05/25/2043	2,214,730
3,222,706	Federal National Mortgage Association, Series 2013-51-SH (1 Month LIBOR USD + 6.00%)	3.67%	I/F‡	05/25/2033	2,919,444
10,316,596	Federal National Mortgage Association, Series 2013-55-KS (1 Month LIBOR USD + 6.00%)	3.67%	I/F‡	06/25/2043	9,032,735
3,848,013	Federal National Mortgage Association, Series 2013-61-ZN	3.00%	‡	06/25/2033	3,749,979
10,088,485	Federal National Mortgage Association, Series 2013-83-US (1 Month LIBOR USD + 5.00%)	3.45%	I/F‡	08/25/2043	9,247,809
463,444	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	109,107
1,167,743	Government National Mortgage Association, Series 2009-104-SD (1 Month LIBOR USD + 6.35%)	4.86%	I/FI/O	11/16/2039	207,599
308,636	Government National Mortgage Association, Series 2010-98-IA	5.78%	#I/O	03/20/2039	34,385
322,748	Government National Mortgage Association, Series 2011-56-BS (1 Month LIBOR USD + 6.10%)	4.61%	I/FI/O	11/16/2036	1,966
1,167,287	Government National Mortgage Association, Series 2011-56-KS (1 Month LIBOR USD + 6.10%)	4.61%	I/FI/O	08/16/2036	20,155
1,527,053	Government National Mortgage Association, Series 2011-69-SB (1 Month LIBOR USD + 5.35%)	3.85%	I/FI/O	05/20/2041	169,070
9,175,197	Government National Mortgage Association, Series 2011-70-WS (1 Month LIBOR USD + 9.70%)	6.70%	I/F‡	12/20/2040	9,784,946
2,302,892	Government National Mortgage Association, Series 2011-71-SG (1 Month LIBOR USD + 5.40%)	3.90%	I/FI/O	05/20/2041	284,684
2,646,219	Government National Mortgage Association, Series 2011-72-AS (1 Month LIBOR USD + 5.38%)	3.88%	I/FI/O	05/20/2041	343,179
3,085,364	Government National Mortgage Association, Series 2011-89-SA (1 Month LIBOR USD + 5.45%)	3.95%	I/FI/O	06/20/2041	360,095
1,486,868	Government National Mortgage Association, Series 2012-34-LI (1 Month LIBOR USD + 122.00%)	6.00%	I/FI/O	12/16/2039	343,615
9,109,149	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	8,764,763
6,070,897	Government National Mortgage Association, Series 2013-188-MS (1 Month LIBOR USD + 5.55%)	4.06%	I/FI/O	12/16/2043	802,676
47,890,037	Government National Mortgage Association, Series 2013-39-HS (1 Month LIBOR USD + 4.75%)	3.25%	I/FI/O	03/20/2041	4,610,000
8,676,118	Government National Mortgage Association, Series 2014-39-SK (1 Month LIBOR USD + 6.20%)	4.70%	I/FI/O	03/20/2044	1,285,386
11,862,986	Government National Mortgage Association, Series 2014-59-DS (1 Month LIBOR USD + 6.25%)	4.76%	I/FI/O	04/16/2044	1,903,325
8,001,360	Government National Mortgage Association, Series 2014-63-SD (1 Month LIBOR USD + 5.55%)	4.05%	I/FI/O	04/20/2044	1,533,905
7,804,285	Government National Mortgage Association, Series 2014-69-ST (1 Month LIBOR USD + 6.10%)	4.61%	I/FI/O	12/16/2039	1,064,602

Total US Government and Agency Mortgage Backed Obligations (Cost $144,189,634)					144,528,655

US Government and Agency Obligations - 7.4%
24,000,000	United States Treasury Notes	1.25%	‡	12/31/2018	23,868,388

Total US Government and Agency Obligations (Cost $23,942,250)					23,868,388

Short Term Investments - 0.5%
516,800	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	◆		516,800
516,801	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	◆		516,801
516,801	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	◆		516,801

Total Short Term Investments (Cost $1,550,402)					1,550,402

Total Investments - 130.8% (Cost $416,927,650)					421,201,686
Liabilities in Excess of Other Assets - (30.8)%					(99,299,527)

NET ASSETS - 100.0%					$321,902,159

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $152,656,297 or 47.4% of net assets.

¥	Illiquid security

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2017.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

◆	Seven-day yield as of December 31, 2017

Þ	Value was determined using significant unobservable inputs.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	49.3%
US Government and Agency Mortgage Backed Obligations	44.9%
Collateralized Loan Obligations	14.5%
Non-Agency Commercial Mortgage Backed Obligations	10.3%
US Government and Agency Obligations	7.4%
Asset Backed Obligations	3.9%
Short Term Investments	0.5%
Other Assets and Liabilities	(30.8)%

100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	2.08%	12/7/2017	1/5/2018	$25,742,000	$25,777,727
Goldman Sachs	2.30%	12/28/2017	1/29/2018	16,947,000	16,950,248
Goldman Sachs	1.48%	11/16/2017	2/15/2018	13,982,000	14,007,867
Bank of America Merrill Lynch	2.05%	12/26/2017	1/29/2018	13,992,000	13,995,984
JP Morgan Securities LLC	1.88%	12/7/2017	1/5/2018	10,267,000	10,279,881
Goldman Sachs	1.68%	12/21/2017	3/22/2018	9,950,000	9,954,643
Bank of America Merrill Lynch	2.25%	12/26/2017	1/29/2018	2,745,000	2,745,858

				$93,625,000	$93,712,208

The weighted average daily balance of reverse repurchase agreements during the reporting period ended December 31, 2017 was $86,945,380, at a weighted average interest rate of 1.82%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at December 31, 2017 was $111,919,806.

Securities Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse Repurchase Agreements
US Government and Agency Mortgage Backed Obligations	$-	$69,693,000	$-	$-	$69,693,000
US Government and Agency Obligations	-	-	23,932,000	-	23,932,000

Total Borrowings	$-	$69,693,000	$23,932,000	$-	$93,625,000

Gross amount of recognized liabilities for reverse repurchase agreements					$93,625,000

Notes to Schedule of Investments

December 31, 2017 (Unaudited)

Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. The Fund has previously operated as a non-diversified fund and may operate as a non-diversified fund in the future to the extent permitted by applicable law. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, ”Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at December 31, 2017.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20171:

Category
Investments in Securities
Level 1
Money Market Funds	$1,550,402

Total Level 1	1,550,402
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	150,084,061
US Government and Agency Mortgage Backed Obligations	144,528,655
Collateralized Loan Obligations	46,576,994
Non-Agency Commercial Mortgage Backed Obligations	24,275,079
US Government and Agency Obligations	23,868,388
Asset Backed Obligations	11,987,922

Total Level 2	401,321,099
Level 3
Non-Agency Commercial Mortgage Backed Obligations	8,968,983
Non-Agency Residential Collateralized Mortgage Obligations	8,592,627
Asset Backed Obligations	768,575

Total Level 3	18,330,185

Total	$421,201,686

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of December 31, 2017.

Other Financial Instruments
Level 1	$-

Total Level 1	-
Level 2
Reverse Repurchase Agreements	93,625,000

Total Level 2	93,625,000
Level 3	-

Total	$93,625,000

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2017 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$8,879,053	$-	$32,457	$57,473	$-	$-	$-	$-	$8,968,983	$32,457
Non-Agency Residential Collateralized Mortgage Obligations	8,649,166	3,363	(90,724)	101,859	-	(71,037)	-	-	8,592,627	(90,724)
Asset Backed Obligations	777,445	-	(8,870)	-	-	-	-	-	768,575	(8,870)

Total	$18,305,664	$3,363	$(67,137)	$159,332	$-	$(71,037)	$-	$-	$18,330,185	$(67,137)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$8,968,983	Market Comparables	Yields	9.65% - 26.22%	Increase in yields would result in the decrease in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	8,592,627	Market Comparables	Market Quotes	$92.80 - $98.37	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Asset Backed Obligations	768,575	Market Comparables	Market Quotes	$18.53	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 23, 2018

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       February 23, 2018